Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock Options

A summary of the share options activities for the years ended December 31, 2022 is presented below:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2022	36,901,955	0.27	7.90	237,704,168
Granted	3,746,500	0.41
Exercised	(8,713,492)	0.24
Forfeited	(93,125)	0.40
Outstanding as of December 31, 2022	31,841,838	0.29	7.28	102,113,143
Vested and expect to vest as of December 31, 2022	31,841,838	0.29	7.28	102,113,143
Exercisable as of December 31, 2022	15,565,204	0.25	6.72	50,610,197

Summary of Stock Option Pricing Model Assumption

The fair value of the options granted is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

	2020	2021	2022
Risk-free rate of return (per annum)	0.70%	1.31%	2.94%-4.12%
Volatility	56.60%	55.42%	60.21%-62.51%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	5.12	10.10	2.62-3.51
Expected term	10	10	10

Summary of Recognized Share-Based Compensation Expenses

Total recognized share-based compensation expenses for the years ended December 31, 2020, 2021 and 2022, were allocated to following expense items:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Cost of revenues	16,255,275	6,299,864	4,798,901
Selling and marketing expenses	7,672,437	10,102,733	5,774,985
General and administrative expenses	35,861,913	26,729,432	14,752,580
Technology and product development expenses	1,015,858	807,418	1,364,504
Total share-based compensation expenses	60,805,483	43,939,447	26,690,970